Subsequent Events	12 Months Ended
Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent events
17.	Subsequent events
On January 22, 2020, the Company completed an initial public offering (the “IPO”) of 4,100,000 American Depositary Shares (“ADSs”), each representing 20 Class A ordinary shares of the Company, at an offering price of US$11.0 per ADS and listed on the Nasdaq Global
Market. The completion of IPO in January 2020 had triggered the automatic conversion of all series of preferred shares into ordinary shares.
Prior to the completion of IPO in January 2020, the Company has adopted a dual-class share structure such that the ordinary shares consist of Class A ordinary shares and Class B ordinary shares. All ordinary shares have been redesignated as Class A ordinary shares or Class B ordinary shares on a one-on-one basis. In respect of matters requiring the votes of shareholders, each Class A ordinary share is entitled to one vote, and each Class B ordinary share is entitled to 10 votes. Each Class B ordinary share is convertible into one Class A ordinary share at any time by the holder thereof, while Class A ordinary shares are not convertible into Class B ordinary shares under any circumstances. Upon any sale, transfer, assignment or disposition of any Class B ordinary shares by a holder thereof to any person who is not a founder or an affiliate of a founder, each of such Class B ordinary shares will be automatically and immediately converted into one Class A ordinary share. As of the date of this report, two of the Company’s directors, Mr. Jinnan (Marco) Lai and Mr. Ning Ding, beneficially own all of issued Class B ordinary shares, and they in the aggregate hold approximately 25.3% of total issued and outstanding share capital and 77.2% of the aggregate voting power of the Company’s total issued and outstanding share capital, excluding 25,428,430 Class A ordinary shares issued to Kastle Limited, which holds such Class A ordinary shares in trust for the benefit of certain of the Company senior management and directors. The Company has assessed and preliminarily concluded that there was no significant impact on the Company’s consolidated financial statements with respect to the adoption of such a dual-class share structure.
Recently there was a novel coronavirus outbreak in China, known as COVID-19, which soon spread throughout China and in certain other countries. The COVID-19 outbreak has brought uncertainties and interruptions to China’s macroeconomics and global economy and may have adverse effects on the Company’s operations. The Chinese government as well as an increasing number of countries in the world have taken various measures to constrain the outbreak. This COVID-19 outbreak has caused, and may continue to cause, companies in China, including the Company
, to implement temporary adjustment of work schemes allowing employees to work from home. The Company prioritizes the health and safety of its employees, and has taken various preventative and quarantine measures across the Company soon after the outbreak. With offline activities in China largely limited since early 2020 and many communities subject to temporary lockdown, travel restriction or other form of quarantine, the interruptions of COVID-19 to the Company’s platform might be partially mitigated by increased popularity of online audio platform. The Company cannot guarantee that the increased popularity will sustain after the efforts to curb the spread of COVID-19 cease. In addition, the disposable income of certain of the Company’s users may decrease or have decreased as a result of the impact of the COVID-19 outbreak, which may also adversely affect the Company’s performance. Consequently, with respect to the outbreak of COVID-19, the Company has assessed and preliminarily concluded that there was no significant impact on the Company’s financial condition and operating results for the first quarter of 2020. However, given the uncertainty around the extent and timing of the potential future spread or mitigation of the COVID-19 and around the imposition or relaxation of protective measures, the Company cannot reasonably estimate the impact to its future results of operations, cash flows, or financial condition for the remainder of fiscal year 2020.